Annual Total Returns [BarChart] - Cohen & Steers Global Infrastructure Fund Inc. - Class A	May 01, 2021 [1]
Bar Chart Table:
Annual Return 2011	2.22%
Annual Return 2012	14.04%
Annual Return 2013	18.20%
Annual Return 2014	11.57%
Annual Return 2015	(8.10%)
Annual Return 2016	8.02%
Annual Return 2017	18.90%
Annual Return 2018	(4.40%)
Annual Return 2019	24.26%
Annual Return 2020	(1.66%)

[1]	The annual total returns for Class C, I, R and Z shares of the Fund are substantially similar to the annual total returns of Class A shares because the assets of all classes are invested in the same portfolio of securities. The annual total returns differ only to the extent that the classes do not have the same expenses. Class F shares are currently not available for purchase.